Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Research and Development Expenses
Summary of research and development expenses

	Year Ended December 31,
	2021	2020	2019

	(in US$’000)
Clinical trial related costs	190,051	105,869	87,777
Personnel compensation and related costs	91,639	63,542	46,246
Other research and development expenses	17,396	5,365	4,167
	299,086	174,776	138,190